Note 22 - Related Party Transactions (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Assets	$ 25,868	$ 9,990
Liabilities	33,336	28,317
Petros (pension fund)
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	180	428
Banco do Brasil S.A. [Member]
Related Party Transaction [Line Items]
Assets	3,037	847
Liabilities	5,650	4,167
BNDES [Member]
Related Party Transaction [Line Items]
Assets	2	1
Liabilities	21,570	20,016
Caixa Econômica Federal S.A. [Member]
Related Party Transaction [Line Items]
Assets	1	0
Liabilities	3,398	2,270
Federal Government [Member]
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	671	323
ANP [Member]
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	1,541	759
Restricted deposits for legal proceedings
Related Party Transaction [Line Items]
Assets	1,480	983
Liabilities	0	36
Marketable securities [Member]
Related Party Transaction [Line Items]
Assets	18,665	6,529
Liabilities	0	0
Petroleum and Alcohol account - receivable from Federal Government (Note 11) [Member]
Related Party Transaction [Line Items]
Assets	493	469
Liabilities	0	0
Electricity Sector [Member]
Related Party Transaction [Line Items]
Assets	1,887	1,153
Liabilities	0	0
Affiliated Companies [Member]
Related Party Transaction [Line Items]
Assets	183	546
Liabilities	87	95
Other [Member]
Related Party Transaction [Line Items]
Assets	120	(538)
Liabilities	239	223
Total Related Party Transaction [Member]
Related Party Transaction [Line Items]
Assets	25,868	9,990
Liabilities	33,336	28,317
Current [Member]
Related Party Transaction [Line Items]
Assets	20,678	5,964
Liabilities	5,004	2,897
Non Current [Member]
Related Party Transaction [Line Items]
Assets	5,190	4,026
Liabilities	$ 28,332	$ 25,420